Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade receivables
Net book value of trade receivables - in the opening balance	€ 6,305	€ 6,029
Business related variations	(202)	299
Changes in the scope of consolidation	90	(3)
Translation adjustment	(10)	(76)
Reclassifications and other items		56
Net book value of trade receivables - in the closing balance	€ 6,184	€ 6,305